Subsequent Events (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
11. Subsequent Events

On May 4, 2020, the Company’s Board of Directors approved a 1-for-100 reverse split of the authorized, issued, and outstanding shares of common stock, par value $0.01, subject to shareholder approval.

L. Subsequent Events

The agreements between G.research and GAMCO and its affiliates to provide institutional research services were terminated effective January 1, 2020.

On March 14, 2020, the Associated Capital Group Board of Directors authorized the spin-off of Morgan Group to AC shareholders.  AC will distribute to its shareholders on a pro rata basis the 50,000,000 shares of Morgan that AC owns following regulatory approval.

In light of the dynamics created by COVID-19 and its impact on the global supply chain and banks, oil, travel and leisure, we anticipate lower transaction volumes from our institutional clients.  Our order execution services are operating remotely.  The sponsored conferences are taking place as planned using virtual service providers.   While at the present time, the Company is unable to estimate the potential impact of the virus on its financial condition, a significant prolonged disruption in the financial markets leading to materially lower trading activity of the Company’s clients would have a material adverse effect on the Company’s revenue.  We will continue to monitor the virus’ impact on our customers, clients and financial results.